Average Annual Total Returns	Quantex Fund Quantex Fund Shares 4/30/2014 - 4/30/2014	Quantex Fund - Return After Taxes on Distributions Quantex Fund Shares 4/30/2014 - 4/30/2014	Quantex Fund - Return After Taxes on Distributions and Sale of Fund Shares Quantex Fund Shares 4/30/2014 - 4/30/2014	Quantex Fund Blended Index 4/30/2014 - 4/30/2014	Quantex Fund The S&P MidCap 400 Index (Reflects No Deduction for Fees, Expenses or Taxes) 4/30/2014 - 4/30/2014	Quantex Fund The Russell 2000 Index (Reflects No Deduction For Fees, Expenses or Taxes) 4/30/2014 - 4/30/2014
[AverageAnnualReturnAbstract]
1 Year	41.54%	41.46%	28.04%	36.16%	33.50%	38.82%
5 Years	28.26%	28.13%	25.35%	21.02%	21.89%	20.08%
10 Years	9.47%	9.38%	8.41%	9.76%	10.36%	9.07%
Inception Date	Mar. 20, 1985